Cover	Oct. 07, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2022
Entity File Number	001-40861
Entity Registrant Name	Monterey Bio Acquisition Corporation
Entity Central Index Key	0001860663
Entity Tax Identification Number	85-2204842
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	17 State Street
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	917
Local Phone Number	267-0216
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Title of 12(b) Security	Units, each consisting of one share of Common Stock and one redeemable Warrant
Trading Symbol	MTRYU
Security Exchange Name	NASDAQ
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	MTRY
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Title of 12(b) Security	Redeemable Warrants, each Warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	MTYRW
Security Exchange Name	NASDAQ